Revenue (Schedule of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenue [Line Items]
Total revenues	$ 691,796	$ 573,957	$ 487,763
Israel [Member]
Disclosure Of Revenue [Line Items]
Revenue from sale of electricity	593,941	486,680	419,395
Revenue from sale of steam	16,006	18,476	17,648
Others	8,883	11,512	0
Total revenues	618,830	516,668	437,043
United States [Member]
Disclosure Of Revenue [Line Items]
Revenue from sale of electricity	36,959	25,780	25,605
Revenue from provision of services	36,007	31,509	25,115
Total revenues	$ 72,966	$ 57,289	$ 50,720